WILLKIE FARR & GALLAGHER LLP LETTERHEAD
July 6, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: del Rey Global Investors Funds
Ladies and Gentlemen:
On behalf of del Rey Global Investors Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission this initial Registration Statement on Form N-1A.
The Registration Statement is being filed as an initial registration for a new registrant and includes a single series:
     del Rey International Value Fund (the “Fund”).
As a new registrant, the Trust separately filed a Form N-8A Notification of Registration immediately prior to the filing of this Registration Statement.
Please do not hesitate to contact me at (202) 303-1151 or Maria Gattuso at (212) 728-8294 with any questions or comments concerning this filing.

Very truly yours,
/s/ David Solander
David Solander

cc:	Gerald W. Wheeler, Esq. Barry Barbash, Esq. Maria Gattuso, Esq.